Revenue (Tables)	12 Months Ended
Jun. 30, 2022
Revenue [abstract]
Disclosure of Revenue

	SA Rand
Figures in million	2022	2021	2020
Revenue from contracts with customers	41 677	43 632	30 642
Gold (a)	40 774	42 597	29 704
Silver (b)	663	857	839
Uranium (c)	240	178	99
Consideration from streaming contract[1]	471	397	—
Hedging gain/(loss)[2]	497	(2 296)	(1 397)
Total revenue[3]	42 645	41 733	29 245
[1] Relates to the recognition of non-cash consideration recognised as part of revenue for the streaming arrangement. Refer to note 31 for further information.
[2] Relates to the realised effective portion of the hedge-accounted gold derivatives. Refer to note 19 for further information.
3    A geographical analysis of revenue is provided in the segment report. Refer to note 41 for further information.

Average Commodity Price [Table Text Block]
Below are the average commodity prices received for the financial years:

	2022	2021	2020
Gold[1]
– US$ per ounce (US$/oz)	1 829	1 719	1 461
– Rand per kilogram (R/kg)	894 218	851 045	735 569
Silver
– US$ per ounce (US$/oz)	23.09	25.45	16.85
– Rand per kilogram (R/kg)	11 293	12 602	8 485
Uranium
– US$ per pound (US$/lb)	45.14	29.76	25.34
– Rand per kilogram (R/kg)	1 514	1 010	875
[1] The gold price includes the realised effective portion of the hedge-accounted gold derivatives.